UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

Name of Fund: BlackRock Bond Allocation Target Shares Series N Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Bond Allocation Target Shares, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2009

Date of reporting period: 12/31/2008

Item 1	–	Schedule of Investments

Schedule of Investments December 31, 2008 (Unaudited)	Series N Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.8%
Jefferson County RB Series 2004A,
5.00%, 1/01/10	$180	$155,005

Arizona — 2.3%
Pima County IDA RB (Tucson Electric Power Co. Project) Series 2008A,
6.38%, 9/01/29	250	198,752

California — 7.0%
California Statewide Communities Development Authority RB (Sutter Health Project) Series 2004D (FSA Insurance),
5.05%, 8/15/38	500	416,555
San Francisco City & County Airports Commission RB Series 2008A-3 AMT,
6.75%, 5/01/11 (a)	175	175,964

		592,519

Connecticut — 1.7%
Mashantucket Western Pequot Tribe RB Series 2006A,
5.50%, 9/01/36 (b)	250	147,035

Florida — 21.0%

Florida Housing Finance Corp. RB (Homeowner Mortgage Project) Series 2008-1 AMT (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Federal Home Loan Mortgage Corp. Insurance),

6.00%, 7/01/39	500	440,160
Hillsborough County Aviation Authority RB (Tampa International Airport Project) Series 2008A AMT (Assured Guaranty Ltd. Insurance),
5.50%, 10/01/38	500	391,755
Jacksonville Port Authority RB Series 2008 AMT (Assured Guaranty Ltd. Insurance),
6.00%, 11/01/38	400	341,796
Miami-Dade County Aviation RB (Miami International Airport Project) Series 2008B (Assured Guaranty Ltd. Insurance),
5.00%, 10/01/28	400	369,260
Miami-Dade County School Board COP Series 2008B (Assured Guaranty Ltd. Insurance),
5.25%, 5/01/31	250	232,293

		1,775,264

Illinois — 8.9%
Illinois Finance Authority RB (Children’s Memorial Hospital Project) Series 2008A (Assured Guaranty Ltd. Insurance),
5.25%, 8/15/33	500	414,150
Illinois Finance Authority RB (Edward Hospital Obligated Group Project) Series 2008A (AMBAC Insurance),
6.25%, 2/01/33	400	338,000

		752,150

Kentucky — 2.3%
Kentucky Economic Development Finance Authority RB (Louisville Arena Project) Series 2008A-1 (Assured Guaranty Ltd. Insurance),
6.00%, 12/01/38	200	194,046

Louisiana — 2.5%
Louisiana Local Government Environmental Facilities and Community Development Authority RB (Westlake Chemical Corp. Project) Series 2007,
6.75%, 11/01/32	250	136,375
St. John Baptist Parish RB (Marathon Oil Corp. Project) Series 2007A,
5.12%, 6/01/37	125	73,757

		210,132

Michigan — 9.9%
Advanced Technology Academy Public School Academy RB Series 2008,
6.00%, 11/01/37	200	133,452
Detroit Water Supply System RB Series 2005B (BHAC Insurance, FGIC Insurance),
5.50%, 7/01/35	500	489,085
Wayne County Airport Authority RB (Detroit Metropolitan Wayne County Airport Project) Series 2008A AMT (Assured Guaranty Ltd. Insurance),
5.75%, 12/01/26	250	216,293

		838,830

Nevada — 1.6%
Clark County IDRB (Nevada Power Co. Project) Series 1995A AMT,
5.60%, 10/01/30 (a)	250	134,715

New Jersey — 4.1%
New Jersey Health Care Facilities Financing Authority RB (St. Joseph’s Health Care System Project) Series 2008,
6.62%, 7/01/38	185	130,072
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008X AMT,
5.38%, 4/01/30	250	214,992

		345,064

New York — 2.5%
Metropolitan Transportation Authority RB Series 2008C,
6.50%, 11/15/28	200	208,714

North Carolina — 1.7%
North Carolina Medical Care Commission Health Care Facilities RB (Deerfield Project) Series 2008A,
6.00%, 11/01/33	200	144,452

Pennsylvania — 6.1%
Allegheny County Hospital Development Authority RB (West Penn Allegheny Health System Project) Series 2007A,
5.00%, 11/15/13	250	195,252
Pennsylvania Economic Development Financing Authority Exempt Facilities RB (Reliant Energy Seward LLC Project) Series 2002B AMT,
6.75%, 12/01/36 (a)	250	160,000

DECEMBER 31, 2008	1

Schedule of Investments (concluded)	Series N Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Susquehanna Area Regional Airport Authority RB Series 2008A AMT,
6.50%, 1/01/38	$250	$162,098

		517,350

Tennessee — 2.0%
Tennessee Energy Acquisition Corp. RB Series 2006A,
5.25%, 9/01/26	250	170,298

Texas — 3.8%
Brazos River Authority PCRB (TXU Electric Co. Project) Series 2001A AMT,
8.25%, 10/01/30	150	101,718
North Texas Tollway Authority RB Series 2008F,
6.12%, 1/01/31	90	80,122
Texas Public Finance Authority Charter School Finance Corp. RB (KIPP, Inc. Project) Series 2006A (ACA Insurance),
5.00%, 2/15/28	250	136,867

		318,707

Total Municipal Bonds — 79.2%		6,703,033

Municipal Bonds Transferred to Tender Option Bond Trust(c)
Virginia — 5.8%
University of Virginia RB Municipal Trust Receipts Floaters Series 2008X-2761,
5.00%, 6/01/40	500	495,379

Total Long-Term Investments (Cost — $8,783,751) — 85.0%		7,198,412

Short-Term Securities	Shares
Wilmington Tax-Free Money Market Fund, 0.62% (d) (Cost — $1,388,676) — 16.4%	1,388,676	1,388,676

Total Investments (Cost — $10,172,427*) — 101.4%		8,587,088
Other Assets in Excess of Liabilities — 1.6%		134,861
Liability for Trust Certificates, Including Interest and Fees Payable — (3.0)%		(257,344)

Net Assets — 100.0%		$8,464,605

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,917,427

Gross unrealized appreciation.	$14,125
Gross unrealized depreciation.	(1,599,464)

Net unrealized depreciation	$(1,585,339)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security represents bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Represents current yield as of report date.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$1,388,676
Level 2	7,198,412
Level 3	—

Total	$8,587,088

2	DECEMBER 31, 2008

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Bond Allocation Target Shares

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date: February 23, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Bond Allocation Target Shares

Date: February 23, 2009